Organization (Details) - Dec. 31, 2014	Total
Summary Of Significant Accounting Policies [Line Items]
Limited Partners' ownership percentage	100.00%
CHOPS [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%